Document and Entity Information	Apr. 08, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002094433
Document Type	8-K/A
Document Period End Date	Apr. 08, 2026
Entity Registrant Name	Suncrete, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43227
Entity Tax Identification Number	39-4989597
Entity Address, Address Line One	521 E. 2nd Street
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74120
City Area Code	(918)
Local Phone Number	355-5700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	RMIX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On April 14, 2026, Suncrete, Inc., a Delaware corporation (the “Company”), filed a Current Report on Form 8-K (as amended by Amendment No. 1 on Form 8-K/A, the “Original Form 8-K”) in connection with the completion of its previously announced business combination contemplated by that certain Business Combination Agreement, dated October 9, 2025, by and among the Company, Haymaker Acquisition Corp. 4, a Cayman Islands exempted company, Haymaker Merger Sub I, Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company, Haymaker Merger Sub II, LLC, a Delaware limited liability company and direct wholly owned subsidiary of the Company, and Concrete Partners Holding, LLC, a Delaware limited liability company (“CPH”). This Amendment No. 2 to Current Report on Form 8-K/A (this “Amendment No. 2”) is being filed to amend the Original Form 8-K solely to report that the Auditor Change (as defined below) is effective. Except as described in this Amendment No. 2, all other information in the Original Form 8-K remains unchanged.